UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/2000

Check here if Amendment [ X]; Amendment Number: 1
This Amendment (Check only one.): [ X] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Halcyon/Alan B. Slifka Management Company
Address: 477 Madison Avenu
         8th Floor
         New York, NY  10022

13F File Number:  28-06072

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James Pasquarelli
Title:     Chief Financial Officer
Phone:     212-303-9414

Signature, Place, and Date of Signing:

     James Pasquarelli     New York, NY     October 10, 2002


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     45

Form13F Information Table Value Total:     $658,167 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abraxas Petroleum Corp.        COMMON           003830106     5308  2359067          SOLE                  2359067
Anacomp Inc - New              COMMON           032371106     7483   480837          SOLE                   480837
Arch Communications Group      COMMON           039381504     8379  1081116          SOLE                  1081116
C-Cube Micro                   COMMON           125015107    36710   504189          SOLE                   504189
Champion Int'l. Corp.          COMMON           158525105    17876   335698          SOLE                   335698
Consolidated Papers            COMMON           209759109    16064   417928          SOLE                   417928
Cordant Technologies           COMMON           218412104    18561   328152          SOLE                   328152
DII Group Inc.                 COMMON           232949107      282     2498          SOLE                     2498
Gentiva Health Services        COMMON           37247A102     1411   199631          SOLE                   199631
GTS INC                        COMMON           37936U104    13194   643600          SOLE                   643600
Hartford Life Inc.             COMMON           416592103     3997    85266          SOLE                    85266
Howmet Int'l. Inc.             COMMON           443208103    16050   795039          SOLE                   795039
HVID Marine Common             COMMON           44851M109     1635   124590          SOLE                   124590
Media General Inc. Class A     COMMON           584404107     9748   186116          SOLE                   186116
MediaOne                       COMMON           58440J104   157818  1948367          SOLE                  1948367
Metamor Worldwide              COMMON           59133P100     4732   167122          SOLE                   167122
Newbridge Networks Corp.       COMMON           650901101    13577   418549          SOLE                   418549
Novacare Inc.                  COMMON           669930109      640  3201669          SOLE                  3201669
Ocular Sciences Inc.           COMMON           675744106     1319    83819          SOLE                    83819
Pharmor                        COMMON           717113203        3      953          SOLE                      953
Qwest Communications           COMMON           749121108    42936   885282          SOLE                   885282
Snyder Communications          COMMON           832914105    10875   483337          SOLE                   483337
Sterling Software Inc.         COMMON           859547101      946    31013          SOLE                    31013
Telefonica de Argentina  SA    COMMON           879378206    16442   418895          SOLE                   418895
Telefonica De Peru             COMMON           879384105     7112   418382          SOLE                   418382
Times Mirror Co.               COMMON           887364107    74375   800270          SOLE                   800270
Trans World EntertainmentCorp. COMMON           89336Q100     9776   977640          SOLE                   977640
Travelers Prop. Calualty       COMMON           893939108    68195  1653209          SOLE                  1653209
US Foodservice Inc.            COMMON           90331R101    43959  1707131          SOLE                  1707131
US West, Inc.                  COMMON           91273H101    35377   487083          SOLE                   487083
Wesley Jessen Vision Care      COMMON           951018100     3012    83818          SOLE                    83818
Ziff Davis Inc.                COMMON           989511100     6535   418248          SOLE                   418248
AT&T Corp.  APR 55             OPTION           0019579DK     2051     6563     CALL SOLE                     6563
Consolidated Papers JUL 30     OPTION           2097599SF       56      753     PUT  SOLE                      753
Howmet Int'l. Inc.APR 17 1/2   OPTION           4432089DW       51      407     CALL SOLE                      407
Howmet Int'l. Inc. APR 20      OPTION           4432089DD       24      629     CALL SOLE                      629
S&P 500 Options APR 1300       OPTION           9PT             78      621     PUT  SOLE                      621
Tribune Co.   APR 35           OPTION           8960479PG       59      626     PUT  SOLE                      626
US Foodservice Inc.  APR 15    OPTION           90331R9DC       23       21     CALL SOLE                       21
US Foodservice Inc.APR 17 1/2  OPTION           90331R9DW       14       17     CALL SOLE                       17
Nebco Evans Pfd.               PREFERRED        U62922106       39    39425          SOLE                    39425
ABRAXAS CONTINGENT RGTS        RIGHTS           003831112     1444  2887200          SOLE                  2887200
Diva Systems Warrants          WARRANT          255013153        0    39000          SOLE                    39000
DTI Hldgs. Warrants            WARRANT          23333W117        1    51293          SOLE                    51293
Specialty Foods Wrnts 12/15/09 WARRANT          784127AA0        0     6782          SOLE                     6782
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